REVENUE AND DEFERRED REVENUE (Tables)	12 Months Ended
Dec. 31, 2022
REVENUE AND DEFERRED REVENUE
Schedule of the Group's revenues from contracts with customers disaggregated by learning services, learning materials and devices revenue category

	For the year ended December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
	(in thousands)
Revenues:
Recognized over time	429,633	831,363	898,233	130,232
Recognized at a point in time	102,282	113,359	87,284	12,655
Total revenues	531,915	944,722	985,517	142,887